Note 33 - Subsequent Events (Details Textual) - Major ordinary share transactions [member]	3 Months Ended
Mar. 31, 2026 shares
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion (in shares)	205,000
BMC1 [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion (in shares)	(395,299)
Proportion of ownership interest in subsidiary, converted	0.14%